Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 83,424	¥ 85,205
Contract liabilities	[1]	¥ 3,391	¥ 3,497

[1]	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.